Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	$ 877	$ 877
Additions for tax positions of prior years
Unrecognized tax benefits ending balance	$ 877	$ 877